Debt Issued (Tables)	12 Months Ended
Dec. 31, 2018
Debt issued
Schedule of debt securities issued

	2017	2018
	MCh$	MCh$
Mortgage bonds	23,424	16,368
Bonds	5,769,334	6,772,990
Subordinated bonds	696,217	686,194
Total	6,488,975	7,475,552

Bonds
Debt issued
Schedule of debt securities issued

		Amount	Terms	Annual issue
Series	Currency	MCh$	Years	rate %	Issue date	Maturity date
BCHIEA0617	UF	106,001	6	1.60	03/01/2018	03/01/2024
BCHIBN1015	UF	114,212	12	2.90	24/01/2018	24/01/2030
BCHIEF1117	UF	79,612	8	1.80	09/02/2018	09/02/2026
BCHIEP0717	UF	104,550	11	2.00	13/02/2018	13/02/2029
BCHIBT1215	UF	57,936	14	3.00	13/03/2018	13/03/2032
BCHIBW1215	UF	59,081	14	2.20	14/08/2018	14/08/2032
BCHIDY0917	UF	55,619	5	1.24	16/08/2018	16/08/2023
BCHIEN1117	UF	109,543	10	2.08	25/09/2018	25/09/2028
BCHIDX0817	UF	109,311	5	1.70	22/10/2018	22/10/2023
BCHIDY0917	UF	12,025	5	1.74	22/10/2018	22/10/2023
BCHIDY0917	UF	15,299	5	1.75	22/10/2018	22/10/2023
BCHIBY1215	UF	59,374	15	2.29	24/10/2018	24/10/2033
BCHIBX0815	UF	58,998	15	2.29	24/10/2018	24/10/2033
BCHIBZ0815	UF	59,987	15	2.23	07/12/2018	07/12/2033
BCHIEJ0717	UF	82,878	9	1.99	12/12/2018	12/12/2027
Subtotal UF		1,084,426

BCHIDH0916	CLP	20,370	4	3.80	11/06/2018	11/06/2022
BONO USD	USD	32,842	10	4.26	28/09/2018	28/09/2028
BONO CHF	CHF	79,229	5	0.57	26/10/2018	26/10/2023
Subtotal other currencies		132,441
Total as of December 31, 2018		1,216,867

				Annual
		Amount	Terms	issue rate
Series	Currency	MCh$	Years	%	Issue date	Maturity date
BCHIBQ0915	UF	58,643	13	3.00	20/01/2017	20/01/2030
BCHIBH0915	UF	56,338	9	2.70	01/02/2017	01/02/2026
BCHIBP1215	UF	58,157	13	3.00	06/03/2017	06/03/2030
BCHIBC1215	UF	30,544	6	2.50	06/03/2017	06/03/2023
BCHIBC1215	UF	5,554	6	2.50	07/03/2017	07/03/2023
BCHIBC1215	UF	19,600	6	2.50	12/04/2017	12/04/2023
BCHIBG1115	UF	85,115	9	2.70	09/05/2017	09/05/2026
BCHIBE1115	UF	55,097	7	2.70	16/10/2017	16/10/2024
BCHIBR1215	UF	57,350	13	3.00	17/11/2017	17/11/2030
Subtotal UF		426,398

BONO EUR	EUR	36,782	15	1.71	26/04/2017	26/04/2032
BONO JPY	JPY	55,506	20	1.02	17/10/2017	17/10/2037
BONO USD	USD	71,366	20	2.49	20/12/2017	20/12/2037
Subtotal other currencies		163,654
Total as of December 31, 2017		590,052

Commercial paper
Debt issued
Schedule of debt securities issued

			Annual interest
			Rate
Counterparty	Currency	Amount MCh$	%	Issued date	Maturity date
Wells Fargo Bank	USD	2,998	1.85	06/02/2018	08/05/2018
Wells Fargo Bank	USD	2,998	1.93	06/02/2018	08/06/2018
Wells Fargo Bank	USD	2,998	1.98	06/02/2018	09/07/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	06/08/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	08/08/2018
Wells Fargo Bank	USD	29,716	2.25	28/02/2018	28/06/2018
Wells Fargo Bank	USD	1,723	2.40	28/02/2018	29/08/2018
Citibank N.A.	USD	6,894	2.60	28/02/2018	25/02/2019
Wells Fargo Bank	USD	13,780	2.30	02/03/2018	02/07/2018
Wells Fargo Bank	USD	4,489	2.30	05/03/2018	06/07/2018
Citibank N.A.	USD	18,080	2.22	07/03/2018	05/06/2018
Wells Fargo Bank	USD	1,747	2.25	13/03/2018	11/06/2018
Wells Fargo Bank	USD	3,006	2.45	14/03/2018	11/09/2018
Wells Fargo Bank	USD	606	2.60	15/03/2018	14/12/2018
Wells Fargo Bank	USD	605	2.60	29/03/2018	28/09/2018
Wells Fargo Bank	USD	60,343	2.60	05/04/2018	04/09/2018
Wells Fargo Bank	USD	30,254	2.50	06/04/2018	01/08/2018
Wells Fargo Bank	USD	1,743	2.40	10/04/2018	09/08/2018
Wells Fargo Bank	USD	8,918	2.75	13/04/2018	12/04/2019
Wells Fargo Bank	USD	8,946	2.75	17/04/2018	16/04/2019
Citibank N.A.	USD	19,046	2.36	08/05/2018	08/08/2018
Citibank N.A.	USD	31,665	2.38	09/05/2018	07/08/2018
Citibank N.A.	USD	1,873	2.37	10/05/2018	08/08/2018
Citibank N.A.	USD	12,250	2.36	14/05/2018	15/08/2018
Wells Fargo Bank	USD	18,968	2.70	11/06/2018	01/04/2019
Wells Fargo Bank	USD	28,973	2.42	13/06/2018	24/07/2018
Wells Fargo Bank	USD	15,991	2.45	19/06/2018	20/09/2018
Citibank N.A.	USD	12,778	2.41	20/06/2018	20/09/2018
Citibank N.A.	USD	31,944	2.45	20/06/2018	03/10/2018
Wells Fargo Bank	USD	3,194	2.65	20/06/2018	13/02/2019
Citibank N.A.	USD	3,885	2.50	22/06/2018	23/11/2018
Wells Fargo Bank	USD	19,495	2.20	28/06/2018	27/07/2018
Wells Fargo Bank	USD	4,875	2.30	03/07/2018	11/09/2018
Wells Fargo Bank	USD	29,556	2.30	06/07/2018	10/09/2018
Wells Fargo Bank	USD	62,079	2.45	17/07/2018	17/10/2018
Wells Fargo Bank	USD	32,729	2.45	24/07/2018	22/10/2018
Wells Fargo Bank	USD	19,283	2.45	27/07/2018	29/10/2018
Wells Fargo Bank	USD	31,919	2.50	30/07/2018	29/11/2018
Wells Fargo Bank	USD	16,039	2.52	01/08/2018	06/12/2018
Citibank N.A.	USD	25,787	2.50	02/08/2018	06/12/2018
Wells Fargo Bank	USD	10,859	2.47	07/08/2018	14/12/2018
Wells Fargo Bank	USD	3,238	2.46	09/08/2018	14/12/2018
Wells Fargo Bank	USD	17,070	2.53	31/08/2018	28/12/2018
Wells Fargo Bank	USD	6,929	2.58	04/09/2018	06/02/2019
Citibank N.A.	USD	34,646	2.57	04/09/2018	04/01/2019
Citibank N.A.	USD	4,902	2.24	07/09/2018	09/10/2018
Citibank N.A.	USD	34,525	2.25	07/09/2018	09/10/2018
Citibank N.A.	USD	1,742	2.23	10/09/2018	09/10/2018
Wells Fargo Bank	USD	3,484	2.65	10/09/2018	11/03/2019
Wells Fargo Bank	USD	6,026	2.45	11/09/2018	06/12/2018
Bofa Merrill Lynch	USD	18,421	2.62	14/09/2018	01/03/2019
Wells Fargo Bank	USD	33,464	2.48	20/09/2018	20/12/2018
Wells Fargo Bank	USD	1,322	2.70	03/10/2018	05/04/2019
Wells Fargo Bank	USD	13,591	2.78	12/10/2018	25/04/2019
Wells Fargo Bank	USD	6,694	2.55	16/10/2018	16/01/2019
Citibank N.A.	USD	6,713	2.50	17/10/2018	04/01/2019
Citibank N.A.	USD	34,208	2.65	23/10/2018	22/01/2019
Citibank N.A.	USD	20,483	2.84	11/12/2018	11/03/2019
Wells Fargo Bank	USD	2,236	2.90	12/12/2018	12/04/2019
Wells Fargo Bank	USD	34,555	2.67	20/12/2018	19/02/2019
Wells Fargo Bank	USD	10,466	2.97	27/12/2018	02/05/2019
Wells Fargo Bank	USD	6,977	2.97	27/12/2018	29/04/2019
Total as of December 31, 2018		940,720

			Annual interest
Counterparty	Currency	Amount MCh$	rate %	Issued date	Maturity date
Citibank N.A.	USD	13,223	1.37	05/01/2017	05/06/2017
Wells Fargo Bank	USD	16,702	1.50	06/01/2017	03/07/2017
Wells Fargo Bank	USD	6,681	1.48	06/01/2017	05/07/2017
Wells Fargo Bank	USD	3,340	1.38	06/01/2017	05/06/2017
Wells Fargo Bank	USD	3,340	1.27	06/01/2017	08/05/2017
Wells Fargo Bank	USD	3,340	1.17	06/01/2017	06/04/2017
Wells Fargo Bank	USD	24,906	1.20	09/01/2017	10/04/2017
Wells Fargo Bank	USD	671	1.47	09/01/2017	10/07/2017
Citibank N.A.	USD	2,685	1.47	09/01/2017	28/07/2017
Citibank N.A.	USD	67,131	1.27	09/01/2017	12/05/2017
Wells Fargo Bank	USD	20,105	1.36	10/01/2017	09/06/2017
Bofa Merrill Lynch	USD	16,754	1.35	10/01/2017	09/06/2017
Wells Fargo Bank	USD	1,318	1.23	13/01/2017	12/05/2017
Wells Fargo Bank	USD	3,295	1.43	13/01/2017	12/07/2017
Bofa Merrill Lynch	USD	3,884	1.70	07/02/2017	06/02/2018
Bofa Merrill Lynch	USD	4,531	1.70	07/02/2017	06/02/2018
Bofa Merrill Lynch	USD	11,017	1.70	08/02/2017	07/02/2018
Wells Fargo Bank	USD	12,797	1.40	10/02/2017	01/09/2017
Wells Fargo Bank	USD	19,196	1.40	10/02/2017	11/09/2017
Wells Fargo Bank	USD	19,284	1.70	13/02/2017	12/02/2018
Wells Fargo Bank	USD	1,607	1.32	13/02/2017	14/08/2017
Citibank N.A.	USD	10,992	1.04	15/02/2017	15/05/2017
Citibank N.A.	USD	15,977	1.34	15/02/2017	15/08/2017
Citibank N.A.	USD	4,474	1.34	15/02/2017	15/08/2017
Citibank N.A.	USD	4,471	1.35	16/02/2017	08/09/2017
Wells Fargo Bank	USD	9,885	1.40	21/03/2017	29/09/2017
Bofa Merrill Lynch	USD	33,024	1.16	24/03/2017	23/06/2017
Bofa Merrill Lynch	USD	26,419	1.16	24/03/2017	23/06/2017
Bofa Merrill Lynch	USD	33,165	1.42	30/03/2017	27/09/2017
Wells Fargo Bank	USD	16,651	1.30	10/04/2017	08/08/2017
Wells Fargo Bank	USD	13,351	1.45	11/04/2017	10/10/2017
Citibank N.A.	USD	33,061	1.30	12/06/2017	12/09/2017
Wells Fargo Bank	USD	2,645	1.48	12/06/2017	11/12/2017
Bofa Merrill Lynch	USD	7,972	1.30	16/06/2017	15/09/2017
Wells Fargo Bank	USD	6,643	1.75	16/06/2017	15/06/2018
Wells Fargo Bank	USD	6,786	1.81	21/06/2017	20/06/2018
Citibank N.A.	USD	10,418	1.48	23/06/2017	19/12/2017
Citibank N.A.	USD	5,960	1.46	27/06/2017	19/12/2017
Citibank N.A.	USD	26,487	1.35	27/06/2017	23/10/2017
JPMorgan Chase	USD	33,322	1.48	11/07/2017	08/11/2017
Citibank N.A.	USD	32,871	1.52	14/07/2017	12/01/2018
Wells Fargo Bank	USD	16,284	1.55	31/07/2017	31/01/2018
Wells Fargo Bank	USD	3,257	1.55	31/07/2017	31/01/2018
Wells Fargo Bank	USD	6,513	1.42	31/07/2017	31/10/2017
Wells Fargo Bank	USD	6,513	1.42	31/07/2017	31/10/2017
Wells Fargo Bank	USD	10,952	1.52	14/08/2017	09/02/2018
Wells Fargo Bank	USD	12,852	1.52	21/08/2017	16/02/2018
Wells Fargo Bank	USD	19,047	1.47	25/08/2017	22/12/2017
Wells Fargo Bank	USD	18,708	1.63	13/10/2017	11/04/2018
Wells Fargo Bank	USD	12,472	1.63	13/10/2017	09/04/2018
Wells Fargo Bank	USD	24,944	1.77	13/10/2017	10/07/2018
Wells Fargo Bank	USD	6,236	1.91	13/10/2017	12/10/2018
Bofa Merrill Lynch	USD	12,472	1.63	13/10/2017	12/04/2018
JPMorgan Chase	USD	8,215	1.83	14/11/2017	13/08/2018
Wells Fargo Bank	USD	15,883	1.65	21/11/2017	21/03/2018
Wells Fargo Bank	USD	42,624	1.75	07/12/2017	05/03/2018
Wells Fargo Bank	USD	1,596	2.25	14/12/2017	13/12/2018
Total as of December 31, 2017		808,949